Share based payments, Share-based Compensation Plans (Details)		12 Months Ended
	Jul. 10, 2019	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Stock Options [Abstract]
Granted (in shares)		7,261,725	1,320,000
Termination term		90 days
Bottom of Range [Member]
Stock Options [Abstract]
Option term		seven years
Top of Range [Member]
Stock Options [Abstract]
Option term		ten years
Amryt Equity Incentive Plan [Member]
Stock Options [Abstract]
Share consolidation ratio	0.166667
Granted (in shares)		11,337,459	4,432,000	11,330,641
Chiasma Stock Option and Incentive Plan [Member]
Stock Options [Abstract]
Granted (in shares)		0	0	0